10. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Number of shares used in the earnings per share
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent
Continuing operations	17,243,421	4,500,081	571,566
Discontinued operations	276,177	791,274	806,989
	17,519,598	5,291,355	1,378,555

Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408

Income attributable to equity holders of the parent from discontinued operations
	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent from discontinued operations	276,177	791,274	806,989